ACQUISITIONS	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS

4. ACQUISITIONS

● The acquisition of Yundian

On March 31, 2022, the Company entered into a Share Purchase Agreement (“SPA”) with Magnum International Holdings Limited, a British Virgin Islands business company (the “Yundian BVI”), and all the shareholders of Yundian BVI, who collectively hold 100% issued and outstanding shares of Yundian BVI (the “Sellers”). Yundian BVI indirectly owns 100% of Dalian Yundian Zhiteng Technology Company Limited (“Yundian”), a company organized under the laws of the PRC, via Yundian BVI’s wholly-owned subsidiary in Hong Kong, Yun Tent Technology Company Limited. Yundian is a company engaging in the information technology and communication engineering based in Dalian, China. Pursuant to the SPA, the Company agreed to acquire 100% of the issued and outstanding shares of Yundian BVI. Upon the closing, the aggregate purchase price for Yundian was $6,372,000 and 9,000,000 Ordinary Shares was provided. The closing of the Yundian SPA occurred on April 19, 2022.

The following summarizes the identified assets acquired and liabilities assumed pursuant to the acquisition of Yundian as of April 19, 2022:

Items	Amount
Assets
Cash and cash equivalents	$4,402
Other current assets	36,575
Goodwill	6,596,636
Liabilities
Accounts payable	(141)
Accrued expenses and other current liabilities	(265,472)
Total net assets	$6,372,000

The fair value of all assets acquired and liabilities assumed is the estimated book value of the Yundian. Goodwill represents the excess of the fair value of purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of Yundian at the acquisition date.

● The acquisition of Mahao

On June 23, 2022, the Company entered into a Stock Purchase Agreement (“SPA”) with Mahaotiaodong Information Technology Company Limited (the “Mahao BVI”) to acquire Mahaotiaodong (Xiamen) Technology Company Limited (“Mahao”). Upon the closing, the aggregate purchase price for Mahao was $6,120,000 and 10,000,000 Ordinary Shares was provided. The closing of the Mahao SPA occurred on June 23, 2022.

The following summarizes the identified assets acquired and liabilities assumed pursuant to the acquisition of Yundian as of June 23, 2022:

Items	Amount
Assets
Cash and cash equivalents	$21
Accounts receivable	613,198
Advances to suppliers, net	4,343,744
Other current assets	78,073
Goodwill	5,956,203
Liabilities
Accounts payable	(440,392)
Advance from customer	(4,410,090)
Accrued expenses and other current liabilities	(20,757)
Total net assets	$6,120,000

The fair value of all assets acquired and liabilities assumed is the estimated book value of the Mahao. Goodwill represents the excess of the fair value of purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of Mahao at the acquisition date.

● The acquisition of Yuanxing

On December 12, 2022, the Company entered into a Share Purchase Agreement (“SPA”) with Xinfuxin International Holdings Limited, a British Virgin Islands business company (the “Yuanxing BVI”), and all the shareholders of Yuanxing BVI, who collectively hold 100% issued and outstanding shares of Yuanxing BVI (the “Sellers”). Yuanxing BVI indirectly owns 100% of Hunan Yuanxing Chanrong Technology Co., Ltd (“Yuanxing”), a company organized under the laws of the PRC, via Yuanxing BVI’s wholly-owned subsidiary in Hong Kong, Antai Medical Limited. Pursuant to the SPA, the Company agreed to acquire 100% of the issued and outstanding shares of Yuanxing BVI. Upon the closing, the aggregate purchase price for Yuanxing was $2,640,000 and 12,000,000 Ordinary Shares was provided. The closing of the Yuanxing SPA occurred on December 23, 2022.

The following summarizes the identified assets acquired and liabilities assumed pursuant to the acquisition of Yuanxing as of December 23, 2022:

Items	Amount
Assets
Cash and cash equivalents	$12,484
Accounts receivable	767,120
Advances to suppliers, net	216,927
Other current assets	231,687
Property and equipment, net	3,329
Other non-current assets	17,631
Goodwill	1,744,366
Liabilities
Accounts payable	(203,901)
Advance from customer	(21,487)
Accrued expenses and other current liabilities	(128,156)
Total net assets	$2,640,000

The fair value of all assets acquired and liabilities assumed is the estimated book value of the Yuanxing. Goodwill represents the excess of the fair value of purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of Yuanxing at the acquisition date.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS